Investment in associates and joint ventures - Summary of investments in associates and joint ventures (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of investments in associates and joint ventures [Line items]
Balance sheet value	€ 1,459	€ 1,509
Total assets	1,047,610	980,299
Total liabilities	€ 992,105	€ 924,671
TMB Public Company Limited | TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [Line items]
Interest held (%)	23.00%	23.00%
Fair value of listed invest-ments	€ 964	€ 976
Balance sheet value	1,120	1,128
Total assets	45,927	46,666
Total liabilities	39,953	40,776
Total income	449	1,386
Total expenses	322	943
Other investments in associates and joint ventures
Disclosure of investments in associates and joint ventures [Line items]
Balance sheet value	€ 339	€ 381